BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1],[2]	Dec. 31, 2018	[2]
Assets [abstract]
Cash and cash equivalents	$ 60,809	$ 53,367		$ 96,507
Net current assets excluding deferred revenue and derivative liability	15,600
Cash flows from (used in) operations before changes in working capital	$ 113,500

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.